Contingencies and Litigation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Contingencies [Line Items]
Letters of credit	$ 300
Product warranty expense	29	30	33
Product warranty accrual	14	16
Brazil Tax And Labor Contingencies [Member]
Loss Contingencies [Line Items]
Unreserved tax and labor contingencies	1,010	1,120
Escrow cash deposits	211
Net book value of assets with liens	13
Letters of credit	$ 242